Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Thousands	May 31, 2020	May 31, 2019
Cash is comprised of:
Cash in bank	$ 86,151	$ 129,998
Short-term deposits	411,071	420,799
Cash and cash equivalents	$ 497,222	$ 550,797